Income and Social Contribution Taxes - Schedule of Reconciliation of Income Tax and Social Contribution Tax Effective Rate (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income And Social Contribution Taxes
Income before income tax and social contribution tax	R$ 6,851	R$ 4,121
Income tax and social contribution tax - nominal expense (34%)	(2,329)	(1,401)
Tax effects applicable to:
Gain in subsidiaries by equity method	93	182
Tax incentives	89	62
Effects from subsidiaries taxed based on gross revenues	92	97
Non-deductible penalties	(95)	(45)
Interest on Equity	950	722
Estimated losses on doubtful accounts receivable from related parties		234
Realization of goodwill (Note 32)		108
Monetary update on tax credits	101
Others	15	15
Income tax and Social Contribution - effective gain (expense)	(1,084)	(26)
Current tax	(943)	(950)	R$ (1,156)
Deferred tax	(141)	924	210
Income tax and social contribution tax	R$ (1,084)	R$ (26)	R$ (946)
Effective rate	15.82%	0.63%